Condensed Financial Information of the Company - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Apr. 30, 2020 shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 6,426,715	$ 1,008,492	¥ 22,421,189			¥ 5,768,186
Short-term investments	86,516,618	13,576,345	64,551,094
Prepayments and other current assets	3,424,687	537,408	5,159,531
Total current assets	160,909,168	25,250,159	149,523,878
Non-current assets
Intangible assets	701,220	110,037	1,276,751
Total non-current assets	20,300,550	3,185,600	9,384,736
Total Assets	181,209,718	28,435,759	158,908,614
Current liabilities
Accrued expenses and other liabilities	14,085,513	2,210,324	11,193,372
Total current liabilities	93,729,714	14,708,237	83,882,077
Convertible bonds	11,788,907	1,849,937	14,432,792
Other non-current liabilities	996	156	2,918
Total non-current liabilities	12,365,457	1,940,410	14,850,649
Total liabilities	106,095,171	16,648,647	98,732,726
Shareholders' deficits
Additional paid-in capital	95,340,819	14,961,055	86,698,660
Accumulated other comprehensive income	(2,519,900)	(395,427)	(1,047,728)
Accumulated deficits	(17,706,533)	(2,778,541)	(25,475,203)
Total shareholders' equity	75,114,547	11,787,112	60,175,888			¥ 24,646,866	¥ 18,822,594
Total liabilities and shareholders' equity	¥ 181,209,718	$ 28,435,759	¥ 158,908,614
Class A ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares		$ 0.000005		$ 0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Ordinary shares, issued	5,057,542,676	5,057,542,676	3,545,065,888		135,426,300
Ordinary shares, outstanding	5,057,542,676	5,057,542,676	3,545,065,888
Shareholders' deficits
Common Shares	¥ 161	$ 25	¥ 115
Class B ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares		$ 0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000	2,200,000,000
Ordinary shares, issued	0	0	1,409,744,080
Ordinary shares, outstanding	0	0	1,409,744,080
Parent Company | Reportable legal entity
Current assets
Cash and cash equivalents	¥ 2,269	$ 356	¥ 6,566
Short-term investments | ¥			5,840,247
Prepayments and other current assets	390	61	359
Total current assets	2,659	417	5,847,172
Non-current assets
Intangible assets	674,057	105,774	1,276,751
Investments in subsidiaries, the VIE and subsidiaries of the VIE	86,252,341	13,534,875	67,814,679
Total non-current assets	86,926,398	13,640,649	69,091,430
Total Assets	86,929,057	13,641,066	74,938,602
Current liabilities
Accrued expenses and other liabilities	24,607	3,861	327,004
Total current liabilities	24,607	3,861	327,004
Convertible bonds	11,788,907	1,849,937	14,432,792
Other non-current liabilities	996	156	2,918
Total non-current liabilities	11,789,903	1,850,093	14,435,710
Total liabilities	11,814,510	1,853,954	14,762,714
Shareholders' deficits
Additional paid-in capital	95,340,819	14,961,055	86,698,660
Accumulated other comprehensive income	(2,519,900)	(395,427)	(1,047,728)
Accumulated deficits	(17,706,533)	(2,778,541)	(25,475,203)
Total shareholders' equity	75,114,547	11,787,112	60,175,888
Total liabilities and shareholders' equity	¥ 86,929,057	$ 13,641,066	¥ 74,938,602
Parent Company | Reportable legal entity | Class A ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares		$ 0.000005		$ 0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000
Ordinary shares, issued	5,057,542,676	5,057,542,676	3,545,065,888
Ordinary shares, outstanding	5,057,542,676	5,057,542,676	3,545,065,888
Shareholders' deficits
Common Shares	¥ 161	$ 25	¥ 115
Parent Company | Reportable legal entity | Class B ordinary shares
Shareholders' equity
Ordinary shares, par value | $ / shares		$ 0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000
Ordinary shares, issued	0	0	1,409,744,080
Ordinary shares, outstanding	0	0	1,409,744,080
Shareholders' deficits
Common Shares | ¥			¥ 44